May 3, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Kalmar Pooled Investment Trust
            File Nos. 333-13593 and 811-07853
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To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Kalmar Pooled Investment Trust do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed via EDGAR on April 28, 2006 (Accession Number 0000935069-06-001269).

Please direct any communications concerning this filing to Lisa Alfieri, Regulatory Administrator, at (302) 791-1906.

Very truly yours,

/s/ Ford. B. Draper, Jr.

----------------------------
Ford B. Draper, Jr.
President



cc:   Gary Gardner, Esq.
      Diane Drake